UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 29, 2016

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 106.2%
Bank Notes — 0.4%
Bank of America N.A.	0.740%	6/7/16	$75,000,000	$75,018,263
Certificates of Deposit — 26.1%
Bank of Nova Scotia	0.510%	3/7/16	75,000,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.370%	3/4/16	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	3/18/16	170,000,000	170,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	4/5/16	75,000,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.690%	6/10/16	100,000,000	100,000,000
BNP Paribas NY Branch	0.500%	4/11/16	88,000,000	88,000,000
Citibank N.A.	0.530%	4/18/16	350,000,000	350,000,000
Citibank N.A.	0.640%	6/1/16	100,000,000	100,000,000
Citibank N.A.	0.630%	6/13/16	140,000,000	140,000,000
Citibank N.A.	0.630%	6/17/16	50,000,000	50,000,000
Credit Suisse NY	0.620%	4/5/16	167,000,000	167,016,171
Credit Suisse NY	0.620%	4/5/16	40,000,000	40,000,000
DnB NOR Bank ASA	0.400%	3/29/16	100,000,000	100,000,000
Lloyds Bank PLC	0.800%	6/13/16	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking NY	0.510%	4/5/16	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking NY	0.870%	7/18/16	163,000,000	163,000,000
Mizuho Bank Ltd.	0.700%	6/15/16	150,000,000	150,000,000
Mizuho Bank Ltd.	0.700%	7/1/16	61,700,000	61,699,986
Natixis NY	0.720%	5/6/16	155,000,000	155,000,000
Natixis NY	0.750%	5/31/16	50,000,000	50,006,266
Nordea Bank Finland PLC	0.589%	3/9/16	50,000,000	50,000,000	(a)
Norinchukin Bank	0.510%	3/18/16	90,000,000	90,000,000
Norinchukin Bank	0.500%	3/24/16	150,000,000	150,000,000
Norinchukin Bank	0.510%	4/6/16	75,000,000	75,000,000
Norinchukin Bank	0.500%	4/22/16	25,000,000	24,999,820
Norinchukin Bank	0.700%	7/1/16	100,000,000	99,998,310
Norinchukin Bank	0.700%	7/5/16	100,000,000	100,000,000
Rabobank Nederland NY	0.599%	3/9/16	75,000,000	75,000,000	(a)
Royal Bank of Canada	0.778%	7/7/16	45,000,000	45,000,000	(a)
Sumitomo Mitsui Banking Corp.	0.670%	4/4/16	145,000,000	145,000,000
Sumitomo Mitsui Banking Corp.	0.850%	6/9/16	50,000,000	50,014,418
Sumitomo Mitsui Banking Corp.	0.670%	6/17/16	95,000,000	94,998,578
Sumitomo Mitsui Banking Corp.	0.700%	7/6/16	83,750,000	83,749,992
Sumitomo Mitsui Banking Corp.	0.860%	7/28/16	50,000,000	50,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.650%	3/14/16	94,740,000	94,740,000

See Notes to Financial Statements.

22	Prime Cash Reserves Portfolio 2016 Semi-Annual Report

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.520%	3/17/16	$50,000,000	$50,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.470%	3/29/16	50,000,000	50,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.500%	4/5/16	100,000,000	100,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.510%	4/25/16	174,000,000	174,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.860%	7/29/16	100,000,000	100,000,000
Svenska Handelsbanken NY	0.405%	3/3/16	95,000,000	95,000,026
Svenska Handelsbanken NY	0.500%	3/8/16	500,000,000	500,000,000
Toronto Dominion Bank NY	0.400%	3/1/16	137,000,000	137,000,000
Toronto Dominion Bank NY	0.542%	3/21/16	125,000,000	125,004,881	(a)
UBS AG Stamford Branch	0.505%	4/25/16	45,000,000	45,000,000
Wells Fargo Bank N.A.	0.599%	3/4/16	75,000,000	75,000,000	(a)
Wells Fargo Bank N.A.	0.598%	3/9/16	75,000,000	75,000,000	(a)
Wells Fargo Bank N.A.	0.630%	5/2/16	15,000,000	15,000,000
Wells Fargo Bank N.A.	0.850%	7/25/16	17,000,000	17,000,000
Wells Fargo Bank N.A.	0.830%	8/2/16	85,000,000	85,000,000
Total Certificates of Deposit				5,081,228,448
Commercial Paper — 43.2%
Abbey National Treasury Services PLC	0.631%	5/2/16	18,750,000	18,729,656	(b)
Abbey National Treasury Services PLC	0.641%	5/9/16	83,000,000	82,898,187	(b)
Abbey National Treasury Services PLC	0.621%	6/10/16	121,205,000	120,994,170	(b)
Abbey National Treasury Services PLC	0.621%	6/10/16	50,000,000	49,913,028	(b)
ABN AMRO Funding USA LLC	0.520%	3/21/16	42,000,000	41,987,867	(b)
ABN AMRO Funding USA LLC	0.844%	8/1/16	97,000,000	96,653,710	(b)(c)
ASB Finance Ltd.	0.410%	3/1/16	43,000,000	43,000,000	(b)
Bank of Nova Scotia	0.481%	4/6/16	85,000,000	84,959,200	(b)(c)
Bank of Nova Scotia	0.481%	4/7/16	61,000,000	60,969,907	(b)(c)
Bank of Nova Scotia	0.501%	5/11/16	146,750,000	146,607,497	(b)(c)
BNP Paribas Fortis Funding	0.380%	3/2/16	185,000,000	184,998,047	(b)
BNZ International Funding Ltd.	0.609%	3/9/16	35,000,000	35,000,000	(a)(c)
BPCE SA	0.757%	6/1/16	100,000,000	99,807,055	(b)(c)
BPCE SA	0.707%	6/9/16	50,000,000	49,902,083	(b)
Caisse des Depots et Consignations	0.361%	3/24/16	100,000,000	99,977,000	(b)(d)
Caisse des Depots et Consignations	0.631%	6/17/16	282,207,000	281,675,645	(b)
Caisse des Depots et Consignations	0.621%	6/20/16	50,000,000	49,904,417	(b)
Chevron Corp.	0.591%	4/26/16	44,500,000	44,459,159	(b)(c)
Chevron Corp.	0.591%	4/27/16	69,550,000	69,485,029	(b)(c)
Colgate-Palmolive Co.	0.280%	3/1/16	169,184,000	169,184,000	(b)
Commonwealth Bank of Australia	0.779%	8/11/16	52,250,000	52,250,000	(a)(c)

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Credit Agricole Corporate and Investment Bank	0.732%	5/19/16	$85,000,000	$84,863,835	(b)
Credit Agricole Corporate and Investment Bank	0.702%	6/10/16	115,000,000	114,774,153	(b)
Credit Agricole Corporate and Investment Bank	0.702%	6/17/16	100,000,000	99,790,000	(b)
Credit Agricole Corporate and Investment Bank	0.884%	8/2/16	98,000,000	97,631,085	(b)
Credit Suisse NY	0.541%	3/16/16	50,000,000	49,988,750	(b)
Credit Suisse NY	0.541%	3/16/16	45,000,000	44,989,875	(b)
Credit Suisse NY	0.802%	6/1/16	128,000,000	127,738,311	(b)
Credit Suisse NY	0.702%	6/17/16	135,000,000	134,716,500	(b)
Danske Corp.	0.611%	4/4/16	50,000,000	49,971,194	(b)(c)
Danske Corp.	0.611%	4/7/16	40,000,000	39,974,922	(b)(c)
Danske Corp.	0.616%	6/7/16	200,000,000	199,665,167	(b)
Danske Corp.	0.651%	6/10/16	50,000,000	49,908,819	(b)
DBS Bank Ltd.	0.661%	3/22/16	25,000,000	24,990,375	(b)(c)
DBS Bank Ltd.	0.400%	3/30/16	100,000,000	99,967,778	(b)
DBS Bank Ltd.	0.400%	4/1/16	195,000,000	194,932,834	(b)
DBS Bank Ltd.	0.601%	4/12/16	50,000,000	49,965,000	(b)(c)
DBS Bank Ltd.	0.480%	4/13/16	50,000,000	49,971,333	(b)
DnB NOR Bank ASA	0.608%	3/8/16	100,000,000	100,000,000	(a)(c)
DnB NOR Bank ASA	0.401%	3/29/16	100,000,000	99,968,889	(b)(c)
DnB NOR Bank ASA	0.641%	6/21/16	88,000,000	87,824,782	(b)
Exxon Mobil Corp.	0.340%	3/3/16	290,000,000	289,994,522	(b)
General Electric Co.	0.450%	3/29/16	75,000,000	74,973,750	(b)
General Electric Co.	0.450%	3/30/16	75,000,000	74,972,813	(b)
HSBC USA Inc.	0.491%	3/23/16	36,750,000	36,738,995	(b)(c)
ING U.S. Funding LLC	0.521%	3/16/16	100,000,000	99,978,333	(b)
ING U.S. Funding LLC	0.521%	3/17/16	140,000,000	139,967,644	(b)
ING U.S. Funding LLC	0.611%	4/4/16	90,000,000	89,948,150	(b)
ING U.S. Funding LLC	0.521%	4/25/16	55,000,000	54,956,306	(b)
JPMorgan Securities LLC	0.629%	3/4/16	70,500,000	70,500,000	(a)
JPMorgan Securities LLC	0.521%	4/25/16	50,000,000	49,960,278	(b)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.350%	3/4/16	135,000,000	134,996,062	(b)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.561%	5/17/16	93,000,000	92,888,607	(b)
Landesbank Hessen-Thuringen	0.501%	3/18/16	46,250,000	46,239,080	(b)(c)
Landesbank Hessen-Thuringen	0.611%	4/6/16	100,000,000	99,939,000	(b)(c)
Lloyds Bank PLC	0.803%	6/13/16	100,000,000	99,768,889	(b)
Lloyds Bank PLC	0.803%	6/13/16	95,000,000	94,821,611	(b)
Lloyds Bank PLC	0.854%	7/25/16	95,000,000	94,672,514	(b)
Mizuho Bank Ltd.	0.511%	3/21/16	50,000,000	49,985,833	(b)(c)

See Notes to Financial Statements.

24	Prime Cash Reserves Portfolio 2016 Semi-Annual Report

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Mizuho Bank Ltd.	0.511%	3/21/16	$30,565,000	$30,556,340	(b)(c)
Natixis NY	0.752%	5/31/16	50,000,000	49,905,208	(b)
Novartis Finance Corp.	0.350%	3/8/16	30,000,000	29,997,958	(b)
NRW Bank	0.440%	3/24/16	188,000,000	187,947,151	(b)
Ontario Teachers’ Finance Trust	0.611%	4/20/16	25,000,000	24,978,820	(b)(c)
Ontario Teachers’ Finance Trust	0.742%	6/13/16	25,000,000	24,946,555	(b)(c)
Ontario Teachers’ Finance Trust	0.905%	8/29/16	50,000,000	49,773,750	(b)(c)
Ontario Teachers’ Finance Trust	0.905%	9/6/16	100,000,000	99,527,500	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.631%	6/10/16	80,000,000	79,858,600	(b)
Reckitt Benckiser Treasury	0.501%	3/1/16	45,000,000	45,000,000	(b)(c)
Reckitt Benckiser Treasury	0.541%	3/7/16	45,000,000	44,995,950	(b)(c)
Reckitt Benckiser Treasury	0.803%	7/25/16	23,000,000	22,925,378	(b)(c)
Skandinaviska Enskilda Banken AB	0.451%	3/10/16	57,750,000	57,743,503	(b)(c)
Skandinaviska Enskilda Banken AB	0.672%	7/5/16	240,000,000	239,437,199	(b)
Societe Generale	0.300%	3/1/16	110,000,000	110,000,000	(b)
Societe Generale	0.400%	3/7/16	100,000,000	99,993,333	(b)
Societe Generale	0.677%	7/1/16	145,000,000	144,668,312	(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.480%	3/17/16	25,000,000	24,994,667	(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.501%	3/18/16	63,430,000	63,415,024	(b)(c)
Svenska Handelsbanken AB	0.651%	6/24/16	75,000,000	74,844,271	(b)
Swedbank AB	0.360%	3/2/16	140,000,000	139,998,600	(b)
Toyota Motor Credit Corp.	0.605%	3/14/16	200,000,000	200,000,000	(a)
UBS Finance Delaware LLC	0.491%	4/4/16	143,000,000	142,933,823	(b)
UBS Finance Delaware LLC	0.762%	5/31/16	376,750,000	376,026,221	(b)
United Overseas Bank Ltd.	0.601%	4/1/16	19,500,000	19,489,925	(b)(c)
United Overseas Bank Ltd.	0.601%	4/18/16	184,000,000	183,852,800	(b)(c)
United Overseas Bank Ltd.	0.651%	6/6/16	55,000,000	54,903,674	(b)
United Overseas Bank Ltd.	0.631%	6/15/16	25,000,000	24,953,625	(b)
United Overseas Bank Ltd.	0.631%	7/1/16	200,000,000	199,573,000	(b)
Westpac Banking Corp.	0.585%	3/2/16	30,000,000	29,999,992	(a)(c)
Westpac Banking Corp.	0.589%	3/4/16	150,000,000	150,000,000	(a)(c)
Total Commercial Paper				8,407,532,825
Corporate Bonds & Notes — 0.5%
Bank of Nova Scotia, Senior Notes	2.900%	3/29/16	88,000,000	88,157,533
Medium-Term Notes — 0.5%
Royal Bank of Canada, Senior Notes	0.850%	3/8/16	105,976,000	105,984,902
Supranationals/Sovereigns — 2.0%
European Investment Bank	0.581%	6/1/16	390,000,000	389,428,217	(b)

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2016 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — 19.8%
BNP Paribas Grand Cayman	0.280%	3/1/16	$300,000,000	$300,000,000
BNP Paribas Grand Cayman	0.370%	3/1/16	275,000,000	275,000,000
CIBC Grand Cayman	0.280%	3/1/16	770,857,000	770,857,000
Credit Agricole Grand Cayman	0.310%	3/1/16	125,989,000	125,989,000
DnB NOR Bank ASA	0.290%	3/1/16	450,000,000	450,000,000
Lloyds Bank PLC	0.270%	3/1/16	227,504,000	227,504,000
Natixis Grand Cayman	0.300%	3/1/16	150,000,000	150,000,000
Nordea Finland Grand Cayman	0.270%	3/1/16	500,000,000	500,000,000
Skandinaviska Enskilda Cayman	0.290%	3/1/16	280,000,000	280,000,000
Svenska Handelsbanken Grand Cayman	0.270%	3/1/16	130,000,000	130,000,000
Swedbank AB	0.290%	3/1/16	650,000,000	650,000,000
Total Time Deposits				3,859,350,000
U.S. Government Agencies — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	0.479%	4/27/17	100,000,000	99,976,460	(a)
U.S. Treasury Notes — 8.4%
U.S. Treasury Notes	0.390%	7/31/16	25,000,000	24,999,894	(a)
U.S. Treasury Notes	0.373%	10/31/16	215,000,000	214,984,800	(a)
U.S. Treasury Notes	0.394%	4/30/17	195,000,000	195,010,304	(a)
U.S. Treasury Notes	0.397%	7/31/17	865,000,000	864,892,139	(a)
U.S. Treasury Notes	0.488%	10/31/17	322,750,000	322,628,663	(a)
U.S. Treasury Notes	0.592%	1/31/18	23,500,000	23,522,282	(a)
Total U.S. Treasury Notes				1,646,038,082
Repurchase Agreements — 4.8%
Bank of America Corp. tri-party repurchase agreement dated 2/29/16; Proceeds at maturity — $270,228,975; (Fully collateralized by U.S. government agency obligations and various corporate bonds and notes, 2.500% to 4.900% due 2/1/30 to 9/15/44; Market value — $275,633,693)	0.430%	5/10/16	270,000,000	270,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 2/29/16; Proceeds at maturity — $600,004,167; (Fully collateralized by U.S. government obligations, 1.625% due 11/15/22; Market value — $600,004,185)	0.250%	3/1/16	600,000,000	600,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 1/6/16; Proceeds at maturity — $50,047,333; (Fully collateralized by various corporate bonds and notes and money market instruments, 0.000% to 2.450% due 3/30/16 to 4/16/19; Market value — $52,500,001)	0.480%	5/10/16	50,000,000	50,000,000

See Notes to Financial Statements.

26	Prime Cash Reserves Portfolio 2016 Semi-Annual Report

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 1/6/16; Proceeds at maturity — $25,023,667; (Fully collateralized by various municipal bonds, 0.030% to 7.425% due 2/15/29 to 12/1/50; Market value — $26,250,001)	0.480%	5/10/16	$25,000,000	$25,000,000
Total Repurchase Agreements				945,000,000
Total Investments — 106.2% (Cost — $20,697,714,730#)				20,697,714,730
Liabilities in Excess of Other Assets — (6.2)%				(1,216,802,990)
Total Net Assets — 100.0%				$19,480,911,740

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2016 Semi-Annual Report	27

Statement of assets and liabilities (unaudited)

February 29, 2016

Assets:
Investments, at value	$20,697,714,730
Cash	873
Interest receivable	7,667,137
Total Assets	20,705,382,740

Liabilities:
Payable for securities purchased	1,223,809,379
Trustees’ fees payable	2,732
Accrued expenses	658,889
Total Liabilities	1,224,471,000
Total Net Assets	$19,480,911,740

Represented by:
Paid-in capital	$19,480,911,740

See Notes to Financial Statements.

28	Prime Cash Reserves Portfolio 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2016

Investment Income:
Interest	$35,536,554

Expenses:
Investment management fee (Note 2)	9,954,254
Fund accounting fees	536,031
Legal fees	162,021
Trustees’ fees	157,000
Custody fees	76,026
Audit and tax fees	19,902
Miscellaneous expenses	49,063
Total Expenses	10,954,297
Less: Fee waivers and/or expense reimbursements (Note 2 )	(9,954,254)
Net Expenses	1,000,043
Net Investment Income	34,536,511
Net Realized Gain on Investments	228,353
Increase in Net Assets From Operations	$34,764,864

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2016 Semi-Annual Report	29

Statements of changes in net assets

For the Six Months Ended February 29, 2016 (unaudited) and the Year Ended August 31, 2015	2016	2015

Operations:
Net investment income	$34,536,511	$31,642,785
Net realized gain	228,353	378,442
Increase in Net Assets From Operations	34,764,864	32,021,227

Capital Transactions:
Proceeds from contributions	48,163,802,704	90,518,460,369
Value of withdrawals	(48,804,769,906)	(87,537,279,697)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(640,967,202)	2,981,180,672
Increase (Decrease) in Net Assets	(606,202,338)	3,013,201,899

Net Assets:
Beginning of period	20,087,114,078	17,073,912,179
End of period*	$19,480,911,740	$20,087,114,078

See Notes to Financial Statements.

30	Prime Cash Reserves Portfolio 2016 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2016[1]		2015	2014	2013	2012	2011

Net assets, end of period (millions)	$19,481		$20,087	$17,074	$15,976	$17,438	$19,829
Total return[2]	0.17%		0.19%	0.08%	0.15%	0.22%	0.25%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.10	0.10	0.10	0.10
Net investment income	0.35	[3]	0.19	0.08	0.15	0.22	0.24

[1]	For the six months ended February 29, 2016 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

The investment manager has voluntarily agreed to waive and/or reimburse 0.10% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2016 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

32	Prime Cash Reserves Portfolio 2016 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$20,697,714,730	—	$20,697,714,730

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions

Prime Cash Reserves Portfolio 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

LMPFA has voluntarily agreed to waive and/or reimburse 0.10% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

34	Prime Cash Reserves Portfolio 2016 Semi-Annual Report

During the six months ended February 29, 2016, fees waived and/or expenses reimbursed amounted to $9,954,254.

The investment manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 29, 2016, the Portfolio did not invest in derivative instruments.

4. Money market fund reform

Under new federal regulations effective on October 14, 2016, the Portfolio will no longer be allowed to use the special pricing and valuation conventions that currently facilitate a constant net asset value for the Portfolio. Instead, no later than that date, the Portfolio will be required to price its portfolio securities based on their current market value, which will result in a so-called floating net asset value or floating NAV for the Portfolio. In addition, no later than that date, the Portfolio may impose a fee upon the withdrawal of interests or may temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

Prime Cash Reserves Portfolio 2016 Semi-Annual Report	35

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 9-10, 2015, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Prime Cash Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby the feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder fund in the Fund (the “Feeder Fund”): Western Asset Institutional Cash Reserves, a series of Legg Mason Partners Institutional Trust.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory

36	Prime Cash Reserves Portfolio

Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and any organizational changes.

Prime Cash Reserves Portfolio	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (currently, Broadridge Financial Solutions, Inc.) (“Lipper”), an independent provider of investment company data, for the Feeder Fund. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Lipper data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals and for rolling periods comparing the Feeder Fund’s performance against its benchmark and against the Feeder Fund’s peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2015 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fee paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for certain of the Feeder Fund’s share classes. In addition, the Board noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Lipper comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”), actual management fees paid by the Feeder Fund to the Manager (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board noted that the Feeder Fund’s assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the

38	Prime Cash Reserves Portfolio

Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Fund) classified as institutional money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Feeder Fund’s actual total expense ratio also was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2017.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Feeder Fund’s Contractual Management Fee is below the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at all asset

Prime Cash Reserves Portfolio	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

levels. The Board also noted that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were each below the median of each of the expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Fund’s shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

40	Prime Cash Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	April 22, 2016
By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Date:	April 22, 2016